SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 8 – SUBSEQUENT EVENTS

Notes Payable from Officers

As of September 30, 2024, the Company owed $142 of principal and $3 of accrued and unpaid interest on its notes payable agreements with three of its officers. In October 2024, the notes and accrued interest were repaid. In connection with the agreements, the Company issued 36,269 shares of its common stock to the officers. The value of the shares was $48 on the date of grant.

Kairos Agreement with Prevail

In August 2024, the Company entered into a master service and technology agreement with Prevail pursuant to which Prevail agreed to provide certain clinical research services to the Company (see Note 7). As part of the agreement, the Company must make an advance payment of $900 to Prevail before they begin their services. The Company made the advance payment to Prevail in October 2024.

Kairos Agreement with Cross Current Capital LLC

On October 1, 2024, the Company entered into a consulting agreement (the “Consulting Agreement”) with Cross Current Capital LLC, a limited liability company organized under the laws of Puerto Rico (“Cross Current”), and Alan Masley (the “Advisor”), pursuant to which Cross Current agreed to provide certain financial and business consulting services to the Company including, but not limited, to (a) help drafting a public company competitive overview, (b) help preparing and/or reviewing a valuation analysis, (c) help in drafting marketing materials and presentations, (d) reviewing the Company’s business requirements and discuss financing and businesses opportunities, (e) investor marketing, (f) investor relations introductions, (g) legal counsel introductions, (h) auditor introductions, (i) investment banking and research introductions, (j) M&A canvassing and ways to grow the business organically, and (k) stand by capital markets advisory services. For the services rendered thereunder, the Company agreed to pay Cross Current $200,000 in cash and agreed to issue to the Advisor restricted shares of the Company’s common stock, issuable under the Company’s 2023 Plan, in an amount equal to $500,000 (the “Shares”), which Shares shall vest at the end of six months after issuance. The term of the Consulting Agreement is 24 months and can be extended for another 12 months upon the written consent of both parties. The Company made the $200 payment in October 2024.

Settlement Agreement

On October 17, 2024, the Company entered into a Settlement Agreement with the Company’s former legal counsel. In connection with the agreement, the law firm agreed to settle the amount the Company owed them, which totaled $773, in exchange for a payment of $150. In October 2024, the Company made the $150 payment to the law firm. As of the date of this filing, no amounts were owed to the law firm.

Common Share Issuances

On October 4, the Company’s board of directors approved the grant of 32,071 shares of its common stock to the Company’s CFO.

Employment Agreements

On November 11, 2024, the Company entered into an agreement with each of its four executive officers under which each agreed to delay receipt of compensation under their agreements from the IPO effective date to January 1, 2025.

Agreement with Helena Global Investment Opportunities

On November 12, 2024, the Company entered into an agreement with Helena Global Investment Opportunities I LTD (“Helena”) pursuant to which the Company will have the right to issue and sell to the Helena, from time to time, and Helena shall purchase from the Company, up to $30,000 of the Company’s shares of common stock (the “Equity Line of Credit”). The Equity Line of Credit will become available to the Company at such time as it files a registration statement on Form S-1 registering the shares issuable under the Equity Line of Credit. In exchange for the Equity Line of Credit, the Company is obligated to issue Helena a certain number of shares of common stock, calculated using $900 divided by the lowest one-day VWAP during the five trading days prior to entry into the agreement. The Company has agreed to register such shares for resale pursuant to a registration statement on Form S-1.

Conversion of Accounts Payable

On November 13, 2024, the Company entered into an agreement with Cedars-Sinai Medical Center (“Cedars”) under which Cedars agreed to convert $200 of the total accounts payable due to them into shares of the Company’s common stock with such conversion to occur upon the execution of the agreement. The conversion price of the shares will be equal to 60% of the Company’s closing stock price on the date of the agreement. In conjunction with the conversion agreement, the Company and Enviro also entered into amendments to its licensing agreements with Cedars.

NOTE 10 – SUBSEQUENT EVENTS

Subsequent to December 31, 2023, the Company entered into agreements with Cedars-Sinai Medical Center (Cedars) under which Cedars agreed to convert $750 of the total accounts payable due to them of $942 into 312,500 shares of the Company’s common stock upon the closing of the Company’s IPO. The conversion price of the shares will be equal to 60% of the IPO closing price.

Subsequent to December 31, 2023, two officers and shareholders agreed to convert the $4 due to them into 1,664 shares of the Company’s common stock, effective upon the closing of the Company’s IPO. The conversion price of the shares will be equal to 60% of the IPO closing price.

Subsequent to December 31, 2023, the Company borrowed $72 from three of its officers. The loans accrue interest at 7.5%, are due in April 2025 and are unsecured.